FINANCIAL ASSETS AND LIABILITIES - Summary of Carrying Amount of Financial Liabilities (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial liabilities [line items]
Financial liabilities		R$ (76,925,818)	R$ (73,825,192)
Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities		(50,558,181)	(37,167,241)
Amortized cost | Loans, borrowings and debentures [member]
Disclosure of financial liabilities [line items]
Financial liabilities		(33,952,162)	(21,620,197)
Amortized cost | Trade payables [member]
Disclosure of financial liabilities [line items]
Financial liabilities		(4,184,525)	(4,379,851)
Amortized cost | Consideration payable [member]
Disclosure of financial liabilities [line items]
Financial liabilities		(203,094)	(223,960)
Amortized cost | Other financial liabilities [member]
Disclosure of financial liabilities [line items]
Financial liabilities	[1]	(476,895)	(954,547)
Amortized cost | Leases [member]
Disclosure of financial liabilities [line items]
Financial liabilities		(5,275,794)	(3,532,158)
Amortized cost | Railroad concession payable [member]
Disclosure of financial liabilities [line items]
Financial liabilities		(3,565,373)	(3,351,410)
Amortized cost | Related parties payable [member]
Disclosure of financial liabilities [line items]
Financial liabilities		(323,238)	(387,736)
Amortized cost | Dividends payable [member]
Disclosure of financial liabilities [line items]
Financial liabilities		(549,054)	(892,006)
Amortized cost | Sectorial financial liabilities [member]
Disclosure of financial liabilities [line items]
Financial liabilities		(1,810,698)	(1,616,616)
Amortized cost | Installment of tax debts [member]
Disclosure of financial liabilities [line items]
Financial liabilities		(217,348)	(208,760)
Fair value through profit or loss [member]
Disclosure of financial liabilities [line items]
Financial liabilities		(26,367,637)	(36,657,951)
Fair value through profit or loss [member] | Loans, borrowings and debentures [member]
Disclosure of financial liabilities [line items]
Financial liabilities		(22,952,492)	(31,367,019)
Fair value through profit or loss [member] | Derivate financial instruments [member]
Disclosure of financial liabilities [line items]
Financial liabilities		R$ (3,415,145)	R$ (5,290,932)

[1]	The Company's subsidiaries have operations that seek ways to improve working capital efficiency and generally negotiate the extension of payment terms with their suppliers and enter into structured payment agreements (also known as reverse factoring or cashed risk) with third-party intermediaries, such as financial institutions. On December 31, 2023, Rumo and Moove had advanced R$342,276 and R$175 (R$817,869 and R$64,099 on December 31, 2022), respectively. The counterparties for these transactions were first-rate banks, lending at an average rate of of 12.42% p.a. (14.53% p.a. on December 31, 2022) for Rumo and CDI + 2.5% p.a. (CDI + 2.5% p.a. on December 31, 2022) for Moove. The average term of these operations, which are recorded at present value at the previously mentioned rate, is around 111 and 103 days (109 and 102 days on December 31, 2022), respectively. The financial charges embedded in the transaction are recorded in the financial result, totaling R$95,356 for fiscal year ending December 31, 2023 (R$96,752 on December 31, 2022). The settlement flow of the balance of credits assigned by suppliers to financial agents is classified in the statement of cash flows as operating activities as this more accurately reflects the cash expenditure from the perspective of the Company's operations.